Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Components of Income Tax (Benefit) Expense

The following table summarizes the Company’s income tax expense and effective tax rates for the thirteen and thirty-nine weeks ended October 29, 2011 and October 27, 2012:

	Thirteen Weeks Ended		Thirty-nine Weeks Ended
	October 29, 2011	October 27, 2012	October 29, 2011	October 27, 2012
Income before income taxes	$733	$1,284	$6,080	$1,446
Income tax expense	293	555	2,429	627
Effective tax rate	40.0%	43.2%	40.0%	43.4%

The components of the income tax (benefit) expense are as follows:

	Fiscal Year
	2009	2010	2011
Current:
Federal	$127	$4,080	$6,979
State	47	1,389	3,124

	174	5,469	10,103

Deferred:
Federal	2,078	(673)	1,434
State	314	(43)	(1,378)

	2,392	(716)	56

Adjustments to the beginning-of-year valuation allowance	(7,419)	—	—

Income tax (benefit) expense	$(4,853)	$4,753	$10,159

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year
	2009	2010	2011
Statutory federal tax rate	34.0%	34.0%	35.0%
State taxes, net of federal benefit	5.7	5.7	5.6
Other	(2.0)	0.7	(1.9)
Changes in valuation allowance	(109.0)	—	—

	(71.3)%	40.4%	38.7%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities consist of the following:

	January 29, 2011	January 28, 2012

Deferred tax assets:
Net operating loss carryforwards	$1,110	$—
Inventories	1,412	1,920
Alternative minimum tax credits	225	—
Deferred revenue	56	71
Accrued bonus	—	2,907
Deferred rent	6,093	9,000
Other	342	381

Deferred tax assets	9,238	14,279

Deferred tax liabilities:
Property and equipment	(5,098)	(10,404)
Other	(527)	(318)

Deferred tax liabilities	(5,625)	(10,722)

	$3,613	$3,557